DISCONTINUED OPERATIONS - Major classes of assets and liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Current assets held-for-sale
Total assets held-for-sale	$ 260,625
Current liabilities held-for-sale
Total liabilities held-for-sale	43,841
Blue Camo | Discontinued operations, Held for sale
Current assets held-for-sale
Inventory and other current assets	20,910
Property, plant, and equipment, net	24,239
Intangible assets, net	194,018
Right-of-use assets, net	17,568
Deferred tax asset, net	3,890
Total assets held-for-sale	260,625
Current liabilities held-for-sale
Trade payables and other current liabilities	2,629
Lease liabilities	18,097
Debt payable	22,505
Accrued interest payable	610
Total liabilities held-for-sale	$ 43,841